Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
Note 11 – Stockholders’ Equity (Deficit)

Convertible Series A Preferred Stock

On November 18, 2011, our Board authorized the sale of up to 10,000,000 shares of Convertible Series A Preferred Stock (“2011 Series A PS”), with a par value of $0.0001 per share. The 2011 Series A PS had:

a)	Seniority and a liquidation preference over all classes of common stock, but subordinate to our Series B Preferred Stock and Series C Preferred Stock;
b)
Voting rights and powers equal to the voting rights and powers of our common stock. Each share of 2011 Series A PS was entitled to the number of votes that the holder would be entitled to upon the conversion of the shares into common stock;

c)	A stated liquidation value of $1 per share;
d)	No stated dividends; and
e)
Automatic conversion (subject to blocking provisions for certain significant shareholders) into common shares upon the consummation of the 1-for-52.4846 reverse stock split effected on June 8, 2012 at a rate of five common shares for each share of 2011 Series A PS. Shares of the 2011 Series A PS were not subject to the reverse split.

During 2012, we sold 1,361,000 shares of our 2011 Series A PS for gross proceeds of $1,361,000 and converted $800,000 of our convertible notes payable into 1,600,000 shares of 2011 Series A PS (Note 9). In connection with the sale of the 2011 Series A PS, we incurred direct offering costs totaling $27,282. After the Reverse Split, and without giving effect to certain blocker provisions limiting conversions, the 7,006,000 outstanding shares of 2011 Series A PS would convert into 2,335,333 shares, or approximately 86%, of our then outstanding common stock.

In January 2012, we offered price protection to the purchasers of the 2011 Series A PS (“Purchasers”) whereby if we sold securities, including options, warrants, or convertible securities, with the purpose of raising capital from investors, at a price, or with an exercise or conversion price, of less than the 2011 Series A PS conversion price (as defined in the Amended and Restated Certificate of Designation filed with the Secretary of the State of Delaware on November 29, 2011), then:

a)	the conversion price of any outstanding 2011 Series A PS would automatically be reduced to the sale price, or the exercise or conversion price, or
b)
if converted, we would issue additional shares of our common stock to the Purchasers respecting the common shares still owned by the Purchasers as a result of their conversion of the 2011 Series A PS, such that the average per share purchase price of these common shares then owned by the Purchasers would equal the lower price offered in the subsequent sale of securities.

  At that time, we determined that the price protection feature on the 7,006,000 shares of 2011 Series A PS constituted a derivative liability and estimated the fair value of such liability to be $191,630 using the Black-Scholes option pricing model using the following weighted average assumptions:

Expected dividends	0%
Expected volatility	190.40% - 191.75%
Expected term	5 years
Risk free interest rate	0.71% - 0.88%

We recorded the fair value of the liability of $191,630 as a preferred stock dividend since the price protection feature of the 2011 Series A PS represents a variable conversion feature.

As a result of our 1-for-52.4846 reverse stock split on June 8, 2012 and, subject to certain blocker agreements limiting the common stock ownership percentages of certain investors to 9.99% of the outstanding common stock, the 2011 Series A PS automatically converted into common stock. Accordingly, 5,356,000 shares of 2011 Series A PS were converted into 1,785,333 shares of our common stock. We reclassified $134,664 of derivative liability, representing the fair value of the 5,356,000 shares of 2011 Series A PS that converted, to additional paid in capital.

During 2012, shareholders converted an additional 1,472,094 shares of 2011 Series A PS into 490,698 shares of our common stock. Accordingly, we reclassified $1,992,934 of derivative liability, representing the fair value of the 1,472,094 shares of 2011 Series A PS that converted, to additional paid in capital.

On December 31, 2012, we determined that the fair value of the derivative liability pertaining to the 177,906 outstanding shares of 2011 Series A PS was $153,776 using the Black-Scholes option pricing model based on the following weighted average variables:

Expected dividends	0%
Expected volatility	209.62%
Expected term	4 years
Risk free interest rate	0.72%

We recorded a loss of $2,089,744, representing the net change in the fair value of the derivative liability pertaining to the 2011 Series A PS during the year ended December 31, 2012.

During March 2013, as a result of the conversion of our 2012 Series D PS (discussed below), the remaining 177,906 outstanding shares of our 2011 Series A PS automatically converted (as a result of no longer being subject to a 9.99% conversion blocker) into 59,302 shares of our common stock, at a conversion rate of .3333 common shares for each share of Series 2011 A PS. Accordingly, we reclassified $105,900 of derivative liability, representing the fair value of the 177,906 shares of 2011 Series A PS immediately prior to the conversion, to additional paid in capital, and recorded a gain of $47,876 for the remaining derivative liability pertaining to the 2011 Series A PS during the year ended December 31, 2013.

We determined that the fair value of the derivative liability pertaining to the 177,906 shares of 2011 Series A PS immediately prior to the conversion was $105,900 using the Black-Scholes option pricing model based on the following weighted average variables:

Expected dividends	0%
Expected volatility	214.26%
Expected term	4 years
Risk free interest rate	0.81%

Convertible Series B Preferred Stock

On August 3, 2010, our Board authorized the sale of up to $4,000,000 of Units in a private placement (the “August 2010 PP”), whereby each Unit consisted of 100,000 shares of Convertible Series B Preferred Stock (“2010 Series B PS”) and 3,176 warrants to purchase our common stock.

The 2010 Series B PS had:

(a)	Seniority to all classes of common and preferred stock existing or issued in the future;
(b)
Voting rights and powers equal to the voting rights and powers of our common stock. Each share of 2010 Series B PS was entitled to the number of votes that the holder would be entitled to upon the conversion of the shares into common stock;

(c)
A stated liquidation value of $1 per share, and a liquidation preference of the greater of $1 per share, or the amount that would be due if all 2010 Series B PS shares had been converted to common stock immediately prior to the liquidation event;

(d)	No stated dividends;
(e)	An option by the holder to convert each share into common shares at a rate of 0.0635 shares of common for each share of 2010 Series B PS;
(f)
Conversion price protection whereby if, in the twelve months following the date of the filing of the amended certificate of designation with the State of Delaware (August 16, 2010), we sell any stock for a price less than $0.30 per share, then the conversion price will be adjusted to reflect the lowest price for which the shares were sold;

During 2012, holders of 550,000 shares of our 2010 Series B PS converted their shares into 34,931 shares of common stock, at a conversion rate of 0.0635 common shares for each share of 2010 Series B PS.

During 2013, holders of 1,100,000 shares of our 2010 Series B PS converted their shares into 69,864 shares of common stock, at a conversion rate of 0.0635 common shares for each share of 2010 Series B PS.

At December 31, 2013, there are 976,250 shares of 2010 Series B PS outstanding.

Convertible Series C Preferred Stock

On March 25, 2011, our Board authorized the sale of up to 1,000,000 shares of Convertible Series C Preferred Stock (“2011 Series C PS”), with a par value of $0.0001 per share. The 2011 Series C PS had:

(a)	Seniority to all classes of common stock and all preferred stock issued in the future with a liquidation preference senior to the common stock;
(b)
Voting rights and powers equal to the voting rights and powers of our common stock. Each share of 2011 Series C PS was entitled to the number of votes that the holder would be entitled to upon the conversion of the shares into common stock;

(c)
A liquidation preference of the greater of the original issue price, or the amount that would be due if all 2011 Series C PS shares had been converted to common stock immediately prior to the liquidation event;

(d)	No stated dividends;
(e)	Automatic conversion (subject to blocking provisions for certain significant shareholders) into common shares at a rate of 0.12702 shares of common for each share of 2011 Series C PS.

On July 31, 2012, the remaining 14,797 outstanding shares of 2011 Series C PS were converted into 1,879 shares of common stock.

Series D Preferred Stock

On April 24, 2012, our Board authorized the sale of up to 350,000 shares of Series D Preferred Stock (“2012 Series D PS”), with a par value of $0.0001 per share. The 2012 Series D PS had:

a)	A liquidation preference equal to $10.00 per share;
b)	No voting rights;
c)	No stated dividends; and
d)	Were convertible into common shares at a rate of 3.33 shares of common for each share of 2012 Series D PS (see below).

  During the third quarter of 2012, our Board amended the conversion rights on the 2012 Series D PS such that it became convertible immediately prior to the closing of a Combined Transaction or the occurrence of the Liquidation Event, both as defined in the Certificate of Designation, as amended.

In March 2013, the Company amended the conversion rights on its outstanding 2012 Series D PS giving its holders the option to convert their 2012 Series D PS shares at their discretion. Subsequently, holders of all 350,000 shares of 2012 Series D PS elected to convert their 2012 Series D PS into 1,166,667 shares of common stock, at a conversion rate of 3.33 common shares for each share of 2012 Series D PS.

Common Stock

We are authorized to issue 650,000,000 shares of common stock with a par value of $0.0001 per share.

Shares Granted to Directors, Consultants and Employees

During 2012, we granted 300,000 fully vested shares of common stock, having a fair value of $1,487,500 based on the quoted closing trading price of our common stock as of the grant date, to our current and former Chairmen of the Board. The shares were issued as compensation for service on our board of directors. We recorded $1,487,500 as compensation expense pertaining to this grant during the year ended December 31, 2012.

During 2012, we granted 110,667 fully vested shares of common stock, having a fair value of $610,400 based on the quoted closing trading price of our common stock as of the grant date, to third party consultants for services to be provided over a six month to one-year period. We recorded the amount as a prepaid expense and amortized the expense over the expected remaining service term. We recorded $30,450 and $579,950 during the years ended December 31, 2013 and 2012, respectively, as compensation expense pertaining to this grant.

  In connection with the 400,000 shares of restricted common stock granted to our former Chief Executive Officer, 150,000 shares and 33,333 shares of the restricted common stock were vested and issued to him during the years ended December 31, 2013 and 2012, respectively. The remaining 216,667 unvested shares were forfeited upon his resignation (see below).

During February 2013, we granted 233,333 fully vested shares of common stock, having a fair value of $437,500 based on the quoted closing trading price of our common stock as of the grant date, to our former Chief Executive Officer. We recorded $437,500 as compensation expense pertaining to this grant during the year ended December 31, 2013.

In June 2013, the Company granted 1,333 fully-vested shares of common stock, having a fair value of $4,000 based on the quoted closing trading price of our common stock as of the grant date, to a third party consultant for services provided. We recorded $4,000 as professional fees expense pertaining to this grant during the year ended December 31, 2013.

Including the above grants, we recorded non-cash compensation expense of $805,238 and $2,140,947 for the years ended December 31, 2013 and 2012, respectively, pertaining to stock grants, including restricted stock grants.

Common Stock Purchase Warrants

In January 2012, we granted 533,333 warrants to purchase our common stock to the holders of our 2011 Convertible Notes. The warrants have an exercise price of $3.00 and are exercisable for five years. The estimated fair value of these stock warrants on their date of grant was $43,042, which we estimated using the Black-Scholes option pricing model using the following assumptions:

Expected dividends	0%
Expected volatility	189.81%
Expected term	5 years
Risk free interest rate	0.75%

These warrants were to be issued to the note holders upon the completion of a Future Financing. As such, we considered these warrants to be a cost of the Future Financing, the recording of which had a net effect of zero on our additional paid in capital account.

In March 2012, in connection with a settlement of an outstanding balance in our accounts payable, we issued 25,000 warrants to a third party service provider to purchase our 2011 Series A PS. In connection with the Reverse Split, these warrants were converted into warrants to purchase 8,333 shares of our common stock. The warrants have an exercise price of $3.00 and are exercisable for five years. The estimated fair value of these stock warrants on their date of grant was $25,000, which we estimated using the Black-Scholes option pricing model using the following assumptions:

Expected dividends	0%
Expected volatility	195.66%
Expected term	5 years
Risk free interest rate	1.06%

The $25,000 value of these warrants was included in the calculation of our gain on the settlement of accounts payable during the year ended December 31, 2012.

There was no expense pertaining to warrants recorded during the year ended December 31, 2013.

The aggregate intrinsic value of the warrants at December 31, 2013 and 2012 was $0.

The following summarizes our warrant activity for the years ended December 31, 2013 and 2012:

	Series A Preferred Stock			Common Stock
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Remaining		Average	Remaining
	Number of	Exercise	Contractual Life	Number of	Exercise	Contractual Life
	Warrants	Price	(in Years)	Warrants	Price	(in Years)
Outstanding - December 31, 2011	-	$-	-	18,799	$194.40	1.1
Granted	25,000	0.20		541,667	3.00
Exercised	-	-		-	-
Cancelled/Forfeited	(25,000)	0.20		(12,543)	243.65
Outstanding - December 31, 2012	-	$-	-	547,922	4.05	4.0
Granted	-	-		-	-
Exercised	-	-		(66,667)	3.00
Cancelled/Forfeited	-	-		(4,986)	117.84
Outstanding - December 31, 2013	-	$-	-	476,270	$3.02	3.1

Exercisable - December 31, 2013	-	$-	-	476,270	$3.02	3.1

Stock Option Grants

On October 30, 2013, we amended our 2008 Equity Incentive Plan (the “Plan”) to increase the aggregate number of shares of common stock by 250,000. We are now authorized to issue 284,296 shares under the Plan. The Plan is administered by the board of directors. Under the Plan, the board of directors is authorized to grant awards to employees, consultants and any other persons to whom the Plan is applicable and to determine the number and types of such awards and the terms, conditions, vesting and other limitations applicable to each such award. The Plan provides for the issuance of both incentive stock options (“ISO’s”) and non-qualified stock options (“NQO’s”). ISO’s can only be granted to employees and NQO’s can be granted to directors, officers, employees, consultants, independent contractors and advisors.

The fair value of options is estimated on the date of grant using the Black-Scholes option pricing model. The valuation determined by the Black-Scholes pricing model is affected by the Company’s stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors. The risk free rate is based on the U.S. Treasury rate for the expected life at the time of grant, volatility is based on historical volatility of the Company’s common stock, the expected life is based on the estimated average of the life of options using the simplified method, and forfeitures are estimated on the date of grant based on certain historical data. We utilize the simplified method to determine the expected life of our options due to insufficient exercise activity during recent years as a basis from which to estimate future exercise patterns. The expected dividend assumption is based on our history and expectation of dividend payouts.

Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

During 2012, we granted 31,667 options to vendors for future services. The options are exercisable at a weighted average exercise price of $3.00 per share over a five to ten-year term. Of the options granted, 5,000 options vested immediately upon grant, 10,000 options vest over a six-month period and 16,667 vest over a two-year period. We recorded $19,563 and $13,070 during the years ended December 31, 2013 and 2012, respectively, as compensation expense pertaining to this grant. These options had an aggregate fair value of $48,935 using the Black-Scholes option-pricing model using the following weighted average assumptions:

Risk free interest rate	0.67% - 1.67%
Expected dividends	0%
Expected volatility	194.68% - 207.45%
Expected term	5 – 10 years

During 2012, we granted 22,035 stock options to employees for future services. These options had a fair value of $65,441 using the Black-Scholes option-pricing model using the following weighted average assumptions:

Risk free interest rate	0.83% - 1.91%
Expected dividends	0%
Expected volatility	196.04% - 204.98%
Expected term	5 – 10 years

The options are exercisable at a weighted average exercise price of $3.00 per share over a five to ten-year term and vest over four years. We recorded $9,158 and $11,904 during the years ended December 31, 2013 and 2012, respectively, as compensation expense pertaining to this grant.

During 2012, we granted 33,333 stock options to our former Chief Operating Officer in connection with his separation from the Company. These options had a fair value of $3,150 using the Black-Scholes option-pricing model using the following assumptions:

Risk free interest rate	1.90%
Expected dividends	0%
Expected volatility	189.81%
Expected term	10 years

The options have an exercise price of $3.00 per share over a ten-year term and were completely vested at the time of the grant. We recorded $3,150 during the year ended December 31, 2012 as compensation expense pertaining to this grant.

During 2012, we granted 275,667 stock options to members of our board of directors and our executive officers for future services. These options had an aggregate fair value of $1,289,250 using the Black-Scholes option-pricing model using the following weighted average assumptions:

Risk free interest rate	0.60% - 0.69%
Expected dividends	0%
Expected volatility	204.30% - 205.26%
Expected term	5 years

The options are exercisable at a weighted average exercise price of $3.00 per share over a five-year term. Of the stock options granted, 69,000 vested immediately upon grant, 66,667 vest after one-year, and 140,000 vest over a four-year period. We recorded $291,525 and $543,948 during the years ended December 31, 2013 and 2012, respectively, as compensation expense pertaining to this grant.

During 2013, we granted 144,333 stock options to employees for future services. These options had a fair value of $384,387 using the Black-Scholes option-pricing model with the following assumptions:

Risk free interest rate	0.54% - 1.37%
Expected dividends	0%
Expected volatility	204.36% - 219.25%
Expected term	5 years

The options are exercisable at exercise prices ranging from $3.00 to $4.50 per share over a five-year term and vest over four years. We recorded $35,490 during the year ended December 31, 2013 as compensation expense pertaining to this grant.

Including the prior period grants and the above grants, we recorded non-cash compensation expense of $1,342,525 and $1,445,484 for the years ended December 31, 2013 and 2012, respectively.

The following table summarizes our stock option activity for the year ended December 31, 2013:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life	Aggregate
	Options	Price	(in Years)	Intrinsic Value
Outstanding - December 31, 2012	439,611	$6.15	4.8	$-
Granted	144,333	3.04
Exercised	-	-
Forfeited or Canceled	(26,531)	13.16
Outstanding - December 31, 2013	557,413	$4.98	4.0	$5,250

Exercisable - December 31, 2013	320,373	$6.18	4.0	$-

The following table summarizes our stock option activity for non-vested options for the year ended December 31, 2013:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value
Balance at December 31, 2012	263,765	$8.40
Granted	144,333	$2.66
Vested	(146,243)	$(10.25)
Forfeited or Canceled	(24,815)	$(13.16)
Balance at December 31, 2013	237,040	$4.45

The weighted-average grant date fair value of options granted during the years ended December 31, 2013 and 2012 was $2.66 and $3.75, respectively. Total unamortized compensation expense related to stock options at December 31, 2013 amounted to $1,002,764 and is expected to be recognized over a weighted average period of 3 years.

Restricted Stock Awards

On December 21, 2012, we granted 400,000 shares of restricted common shares to our former Chief Executive Officer. Of these shares, 33,333 were fully vested on the date of grant and the remaining shares were scheduled to vest in equal increments of 16,666 shares over a 22-month period, with the first vesting date being January 10, 2013, subject to continued employment on each applicable vesting date. The fair value of the common stock at the date of grant was $1.80 per share, based upon our closing market price on the date of grant. The aggregate grant date fair value of the award amounted to $720,000, which was to be recognized as compensation expense over the vesting period. We recorded $270,000 and $60,000 of compensation expense during the years ended December 31, 2013 and 2012, respectively, with respect to this award. On October 16, 2013, our Chief Executive Officer resigned from his position and all unvested shares were forfeited (see Note 10).

In June 2013, we entered into a one year Investor Relations agreement with a third party consultant. Pursuant to the terms of the agreement, we are required to pay a monthly cash fee of $3,000 and issued 18,000 shares of our common stock, with 4,500 shares vesting on a quarterly basis, beginning on the effective date of June 10, 2013. As of December 31, 2013, 13,500 shares, having a fair value of $35,100 based on the quoted closing trading price of our common stock as of the grant date, have vested. This amount has been recorded as a prepaid expense and is being amortized over the service term. We recorded $25,538 as professional fees expense pertaining to  this grant during the year ended December 31, 2013.

On October 18, 2013 we granted an aggregate of 66,666 shares of restricted common stock to two of our advisors for future services to be provided. The restricted stock vests quarterly over a three year period with the first vesting date being December 31, 2013, subject to continued service on each applicable vesting date. Additionally, the restricted stock will automatically vest under certain circumstances including in the event of a change of control of the Company. As of December 31, 2013, 5,556 shares, having a fair value of $16,667 based on the quoted closing trading price of our common stock as of the grant date, have vested. Accordingly, we recorded $16,667 as professional fees expense pertaining to the vested portion of this grant during the year ended December 31, 2013.

On October 31, 2013, we granted 183,331 restricted stock units (“RSUs”) to our directors. The RSUs vest annually over a five year period with the first vesting date being October 31, 2014, subject to continued service on each applicable vesting date. Additionally, the RSUs will automatically vest under certain circumstances including in the event of a change of control of the Company. The RSUs will have no voting rights or dividend rights. The fair value of the common stock at the date of grant is $3.45 per share, based upon our closing market price on the date of grant. The aggregate grant date fair value of the award amounts to $632,500, which will be recognized as compensation expense over the vesting period. We recorded $21,083 of compensation expense during the year ended December 31, 2013 with respect to this award.

Total unrecognized compensation expense related to unvested stock awards at December 31, 2013 amounts to $620,979 and is expected to be recognized over a weighted average period of 4.3 years.

A summary of the restricted stock award activity for the year ended December 31, 2013 is as follows:

Number of
Shares

Unvested Outstanding at December 31, 2012	366,667
Granted (1)	502,663
Cancelled	(216,667)
Vested	(403,722)
Unvested Outstanding at December 31, 2013	248,941

(1) Includes 183,331 RSUS granted, but not considered issued or outstanding until vested.